Operating Leases (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Aug. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Operating Leased Assets [Line Items]
Rent expense		$ 6,788	$ 14,504
Minimum
Operating Leased Assets [Line Items]
Lease term			1 year
Predecessor
Operating Leased Assets [Line Items]
Rent expense	$ 519			$ 4,413